Insurance services - Summary of Effect of Reinsurance (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Premium and other operating income from insurance business:
Direct	₨ 563,319.8	$ 6,003.6	₨ 510,646.9
Assumed	3,826.5	40.8	2,581.4
Ceded	(21,155.9)	(225.5)	(14,963.1)
Total	545,990.4	5,818.9	498,265.2
Claims and benefits paid pertaining to insurance business:
Direct	573,888.5	6,116.3	537,887.7
Assumed	2,954.7	31.5	1,558.9
Ceded	(6,893.5)	(73.5)	(6,579.5)
Total	₨ 569,949.7	$ 6,074.3	₨ 532,867.1	₨ 381,965.8